Summary of Significant Accounting Policies - Additional information (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP 002 [Member] | EBP, Employer, Common Stock [Member]
EBP, Accounting Policy [Line Items]
EBP, Net Asset Value per Share or Unit	$ 379.83	$ 370.98